Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Our board of directors has adopted an incentive compensation clawback policy that may be applied in the event of a material financial restatement that complies with the listing standards of NASDAQ. The clawback policy covers current and former executive officers and includes all incentive compensation. Specifically, in the event of an accounting restatement, the Company must recover, reasonably promptly, any excess incentive compensation received during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an accounting restatement. Compensation that may be recoverable under the policy includes cash or equity-based compensation for which the grant, payment or vesting is or was based wholly or in part on the attainment of a financial reporting measure. The amount to be recovered will be the excess of the incentive compensation paid based on the erroneous data over the incentive compensation that would have been paid had it been based on the restated results.